Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-36694
Entity Registrant Name	Protara Therapeutics, Inc.
Entity Central Index Key	0001359931
Entity Tax Identification Number	20-4580525
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	345 Park Avenue South
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	844-0337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TARA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false